Quarterly Holdings Report
for

Fidelity® Growth Company K6 Fund

August 31, 2021

GCF-K6-QTLY-1021
1.9893921.102

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	9,699	$533,445
Entertainment - 3.4%
Activision Blizzard, Inc.	426,096	35,097,528
Electronic Arts, Inc.	82,807	12,024,404
Live Nation Entertainment, Inc. (a)	64,419	5,585,127
NetEase, Inc. ADR	85,036	8,284,207
Netflix, Inc. (a)	174,044	99,064,104
Roblox Corp. (a)(b)	208,352	17,095,282
Roku, Inc. Class A (a)	490,551	172,870,172
Sea Ltd. ADR (a)	327,340	110,745,669
The Walt Disney Co. (a)	48,617	8,814,262
		469,580,755
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	182,320	527,624,964
Class C (a)	79,353	230,856,922
Bumble, Inc. (b)	42,237	2,301,917
Facebook, Inc. Class A (a)	830,425	315,046,637
IAC (a)	12,861	1,698,295
Kuaishou Technology Class B (c)	115,627	1,256,258
Match Group, Inc. (a)	51,265	7,045,862
Pinterest, Inc. Class A (a)	57,679	3,205,222
Snap, Inc. Class A (a)	513,975	39,118,637
Tencent Holdings Ltd.	108,235	6,684,897
Twitter, Inc. (a)	252,052	16,257,354
Vimeo, Inc. (a)	50,293	1,917,169
Zillow Group, Inc. Class C (a)(b)	151,515	14,510,592
		1,167,524,726
Media - 0.0%
Comcast Corp. Class A	87,546	5,312,291
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	574,674	78,741,831

TOTAL COMMUNICATION SERVICES		1,721,693,048

CONSUMER DISCRETIONARY - 20.1%
Automobiles - 1.9%
Arrival SA (d)	260,242	3,063,048
Arrival SA (a)	4,697	55,284
Lucid Motors, Inc. (d)	478,300	9,546,868
Rad Power Bikes, Inc. (d)(e)	171,416	826,883
Tesla, Inc. (a)	330,813	243,385,740
XPeng, Inc. ADR (a)	194,671	8,273,518
		265,151,341
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	32,501	4,210,830
The Beachbody Co., Inc. (d)	127,658	986,796
		5,197,626
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A	5,704	884,063
Booking Holdings, Inc. (a)	17,578	40,423,599
Chipotle Mexican Grill, Inc. (a)	10,715	20,394,181
F45 Training Holdings, Inc. (b)	237,992	3,227,172
Hyatt Hotels Corp. Class A (a)	24,565	1,807,738
Marriott International, Inc. Class A (a)	280,390	37,891,905
McDonald's Corp.	746	177,145
Penn National Gaming, Inc. (a)	601,531	48,784,164
Rush Street Interactive, Inc. (a)	272,259	4,051,214
Shake Shack, Inc. Class A (a)(b)	15,744	1,365,792
Starbucks Corp.	397,541	46,707,092
Vail Resorts, Inc. (a)	48,688	14,842,537
Yum China Holdings, Inc.	150,407	9,259,055
		229,815,657
Household Durables - 0.6%
D.R. Horton, Inc.	162,860	15,572,673
KB Home	225,476	9,702,232
Lennar Corp. Class A	437,410	46,938,467
PulteGroup, Inc.	48,989	2,638,548
Purple Innovation, Inc. (a)	72,559	1,770,440
Toll Brothers, Inc.	118,817	7,611,417
Traeger, Inc. (a)	85,569	2,151,205
Vizio Holding Corp. (a)(b)	109,320	2,231,221
		88,616,203
Internet & Direct Marketing Retail - 8.0%
1stDibs.com, Inc.	36,867	601,301
Alibaba Group Holding Ltd. sponsored ADR (a)	85,461	14,271,132
Amazon.com, Inc. (a)	235,327	816,770,598
Chewy, Inc. (a)(b)	111,971	9,866,885
Coupang, Inc. Class A (a)	49,528	1,483,859
Etsy, Inc. (a)	36,587	7,912,305
Farfetch Ltd. Class A (a)	244,304	10,226,565
JD.com, Inc. sponsored ADR (a)	245,263	19,267,861
Ocado Group PLC (a)	201,105	5,565,728
Ozon Holdings PLC ADR (b)	45,084	2,373,222
Pinduoduo, Inc. ADR (a)	45,419	4,542,808
Revolve Group, Inc. (a)	279,909	16,083,571
The RealReal, Inc. (a)	331,706	4,126,423
THG PLC	49,059	415,147
thredUP, Inc. (a)(b)	188,223	3,608,235
Wayfair LLC Class A (a)	688,998	193,436,189
Xometry, Inc.	20,817	1,512,771
Zomato Ltd. (d)	4,462,200	6,995,527
		1,119,060,127
Leisure Products - 0.2%
Callaway Golf Co. (a)(b)	40,993	1,150,264
Peloton Interactive, Inc. Class A (a)	272,189	27,270,616
		28,420,880
Multiline Retail - 0.3%
Dollar General Corp.	46,886	10,451,358
Dollar Tree, Inc. (a)	64,654	5,853,773
Ollie's Bargain Outlet Holdings, Inc. (a)	298,642	21,615,708
Target Corp.	10,928	2,698,997
		40,619,836
Specialty Retail - 2.8%
Auto1 Group SE (c)	57,701	2,510,607
Carvana Co. Class A (a)	193,516	63,484,859
Cazoo Holdings Ltd.	318,694	2,440,877
Five Below, Inc. (a)	51,020	10,857,566
Floor & Decor Holdings, Inc. Class A (a)	221,841	27,352,995
Lowe's Companies, Inc.	403,073	82,182,554
MYT Netherlands Parent BV ADR (b)	24,837	711,332
RH (a)	106,098	74,339,686
The Home Depot, Inc.	241,777	78,862,822
TJX Companies, Inc.	525,741	38,231,886
Williams-Sonoma, Inc.	56,661	10,578,609
		391,553,793
Textiles, Apparel & Luxury Goods - 4.6%
adidas AG	107,121	38,001,854
Canada Goose Holdings, Inc. (a)	220,555	8,461,033
Deckers Outdoor Corp. (a)	97,020	40,598,019
Dr. Martens Ltd. (a)	717,940	4,171,315
lululemon athletica, Inc. (a)	988,231	395,460,399
NIKE, Inc. Class B	387,437	63,826,371
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,647,763	83,096,688
Under Armour, Inc. Class C (non-vtg.) (a)	199,403	4,000,024
VF Corp.	28,925	2,211,895
		639,827,598

TOTAL CONSUMER DISCRETIONARY		2,808,263,061

CONSUMER STAPLES - 2.4%
Beverages - 1.1%
Fever-Tree Drinks PLC	218,989	6,689,932
Keurig Dr. Pepper, Inc.	596,103	21,262,994
Monster Beverage Corp. (a)	539,371	52,626,428
PepsiCo, Inc.	114,037	17,834,246
The Coca-Cola Co.	909,316	51,203,584
		149,617,184
Food & Staples Retailing - 0.5%
Blink Health, Inc. Series A1 (d)(e)	65,933	2,517,322
Costco Wholesale Corp.	112,717	51,341,466
Kroger Co.	138,789	6,388,458
Performance Food Group Co. (a)	228,348	11,467,637
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	130,426	515,183
		72,230,066
Food Products - 0.2%
AppHarvest, Inc. (a)	26,466	222,314
AppHarvest, Inc. (d)	142,718	1,198,831
Beyond Meat, Inc. (a)(b)	5,902	706,115
Bunge Ltd.	195,331	14,788,510
Darling Ingredients, Inc. (a)	137,457	10,240,547
Freshpet, Inc. (a)	23,209	2,974,001
Laird Superfood, Inc. (b)	149,855	2,986,610
Mondelez International, Inc.	24,585	1,525,991
Oatly Group AB ADR (a)(b)	76,330	1,390,733
		36,033,652
Household Products - 0.2%
Church & Dwight Co., Inc.	35,519	2,971,520
Colgate-Palmolive Co.	93,840	7,314,828
Procter & Gamble Co.	107,805	15,350,354
		25,636,702
Personal Products - 0.1%
The Beauty Health Co. (a)	135,187	3,475,658
The Beauty Health Co. (d)	428,643	11,020,412
Unilever PLC (Netherlands)	46,630	2,595,727
		17,091,797
Tobacco - 0.3%
Altria Group, Inc.	677,704	34,041,072
Philip Morris International, Inc.	59,115	6,088,845
		40,129,917

TOTAL CONSUMER STAPLES		340,739,318

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Halliburton Co. (b)	395,965	7,911,381
Schlumberger Ltd.	164,483	4,612,103
		12,523,484
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	23,523	1,588,273
Hess Corp.	606,873	41,722,519
Pioneer Natural Resources Co.	7,487	1,120,579
Reliance Industries Ltd.	33,246	737,053
Reliance Industries Ltd.	894,408	27,685,809
		72,854,233

TOTAL ENERGY		85,377,717

FINANCIALS - 1.7%
Banks - 0.9%
Bank of America Corp.	755,789	31,554,191
First Republic Bank	84,767	16,863,547
HDFC Bank Ltd. sponsored ADR	372,801	29,194,046
JPMorgan Chase & Co.	246,702	39,459,985
Wells Fargo & Co.	113,484	5,186,219
		122,257,988
Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	3,087,900	8,402,327
BlackRock, Inc. Class A	31,782	29,979,643
Charles Schwab Corp.	507,593	36,978,150
Coinbase Global, Inc. (a)	295	76,405
Edelweiss Financial Services Ltd.	301,100	335,560
Switchback II Corp. Class A (a)	28,800	286,848
		76,058,933
Consumer Finance - 0.2%
American Express Co.	89,920	14,923,123
Discover Financial Services	27,792	3,563,490
SoFi Technologies, Inc. (a)	187,197	2,654,453
		21,141,066
Diversified Financial Services - 0.1%
BowX Acquisition Corp. (a)(b)	512,064	5,084,796
Cazoo Group Ltd. (d)	116,915	895,452
Cipher Mining, Inc. (d)	185,605	1,799,069
On Holding AG (a)(d)(e)	128	3,480,206
Volta, Inc. (d)	106,716	830,784
		12,090,307

TOTAL FINANCIALS		231,548,294

HEALTH CARE - 15.4%
Biotechnology - 9.0%
4D Molecular Therapeutics, Inc.	38,763	1,184,210
AbbVie, Inc.	97,238	11,744,406
ACADIA Pharmaceuticals, Inc. (a)	1,250,382	21,894,189
Adagio Theraputics, Inc. (b)	390,143	13,202,439
Adagio Theraputics, Inc.	857,265	26,108,863
ADC Therapeutics SA (a)	154,726	4,513,357
Akouos, Inc. (c)	54,474	647,696
Akouos, Inc. (a)	261,707	3,111,696
Alector, Inc. (a)	346,276	9,359,840
Allovir, Inc. (a)(b)	584,073	11,243,405
Alnylam Pharmaceuticals, Inc. (a)	796,599	160,458,937
ALX Oncology Holdings, Inc. (a)	22,346	1,564,220
Ambrx Biopharma, Inc.:
ADR	34,417	612,967
ADR	64,102	1,027,491
Amgen, Inc.	132,026	29,775,824
Annexon, Inc. (a)	36,921	603,658
Arcutis Biotherapeutics, Inc. (a)	118,375	2,505,999
Argenx SE ADR (a)	121,452	40,203,041
Arrowhead Pharmaceuticals, Inc. (a)	17,547	1,177,755
Ascendis Pharma A/S sponsored ADR (a)	11,946	1,872,297
aTyr Pharma, Inc. (a)	219,783	1,212,103
Avidity Biosciences, Inc. (a)(b)	327,845	7,487,980
Axcella Health, Inc. (a)	432,043	1,576,957
BeiGene Ltd. ADR (a)(b)	289,906	89,378,020
BioAtla, Inc.	174,064	7,152,290
BioNTech SE ADR (a)	140,016	46,091,867
BioXcel Therapeutics, Inc. (a)(b)	299,595	8,823,073
Bolt Biotherapeutics, Inc.	50,185	891,286
BridgeBio Pharma, Inc. (a)(b)	44,190	2,214,361
Burning Rock Biotech Ltd. ADR (a)	9,763	181,885
Calyxt, Inc. (a)(b)	209,646	823,909
Century Therapeutics, Inc.	303,488	7,526,502
Century Therapeutics, Inc.	307,047	6,853,289
Cerevel Therapeutics Holdings (a)	1,178,681	37,317,040
ChemoCentryx, Inc. (a)	473,297	7,482,826
Cibus Corp. Series E (d)(e)(f)	2,065,675	3,635,588
Codiak Biosciences, Inc. (b)	168,577	2,899,524
Connect Biopharma Holdings Ltd. ADR (a)	95,313	2,236,996
CRISPR Therapeutics AG (a)	14,904	1,862,255
Cyclerion Therapeutics, Inc. (a)	45,957	157,173
Day One Biopharmaceuticals, Inc. (a)	41,197	1,146,513
Denali Therapeutics, Inc. (a)	66,686	3,547,695
Erasca, Inc.	81,865	1,957,392
Evelo Biosciences, Inc. (a)(b)	640,798	7,285,873
Exact Sciences Corp. (a)	35,621	3,718,120
Exelixis, Inc. (a)	66,317	1,271,297
Fate Therapeutics, Inc. (a)	136,439	9,994,157
Foghorn Therapeutics, Inc.	149,612	1,941,964
Fusion Pharmaceuticals, Inc. (a)	13,325	124,322
Gemini Therapeutics, Inc. (b)	46,822	230,364
Gemini Therapeutics, Inc. (d)	96,363	474,106
Generation Bio Co. (a)	353,476	8,836,900
Graphite Bio, Inc.	81,732	1,597,043
Icosavax, Inc. (a)	84,945	3,204,125
Imago BioSciences, Inc.	52,358	1,375,445
Immunocore Holdings PLC ADR	50,284	1,737,815
Inhibrx, Inc. (a)(b)	120,149	3,426,649
Instil Bio, Inc. (a)	132,038	2,488,916
Ionis Pharmaceuticals, Inc. (a)	1,688,106	67,119,095
iTeos Therapeutics, Inc. (a)	38,964	1,104,629
Janux Therapeutics, Inc.	119,397	4,071,438
Karuna Therapeutics, Inc. (a)	215,684	25,644,828
Keros Therapeutics, Inc. (a)	50,973	1,714,732
Kinnate Biopharma, Inc.	58,298	1,289,552
Kronos Bio, Inc. (c)	49,578	1,036,676
Kura Oncology, Inc. (a)	40,578	749,070
Kymera Therapeutics, Inc. (a)	24,508	1,522,927
Lexicon Pharmaceuticals, Inc. (a)(b)	351,276	1,658,023
Lyell Immunopharma, Inc. (b)	20,380	321,800
Moderna, Inc. (a)	333,704	125,702,960
Monte Rosa Therapeutics, Inc. (b)	252,739	9,020,255
Morphic Holding, Inc. (a)	183,261	11,547,276
Novavax, Inc. (a)(b)	101,663	24,250,692
Nuvalent, Inc.	94,163	3,087,322
Nuvalent, Inc. Class A (a)	133,668	4,869,525
Olema Pharmaceuticals, Inc.	48,050	1,437,656
Omega Therapeutics, Inc. (a)	191,053	3,473,344
Omega Therapeutics, Inc.	83,857	1,372,068
ORIC Pharmaceuticals, Inc. (a)	207,737	4,588,910
Passage Bio, Inc. (a)(b)	104,626	1,257,605
PMV Pharmaceuticals, Inc.	21,196	643,299
Poseida Therapeutics, Inc. (a)	321,584	2,778,486
Praxis Precision Medicines, Inc.	376,724	7,485,506
Protagonist Therapeutics, Inc. (a)	159,105	7,716,593
Prothena Corp. PLC (a)	142,077	9,536,208
PTC Therapeutics, Inc. (a)	192,797	8,415,589
Recursion Pharmaceuticals, Inc. (a)	51,338	1,294,744
Regeneron Pharmaceuticals, Inc. (a)	111,122	74,829,555
Relay Therapeutics, Inc. (a)	127,265	4,076,298
Repare Therapeutics, Inc. (a)	12,903	438,702
Repligen Corp. (a)	33,094	9,364,940
Revolution Medicines, Inc. (a)	169,652	4,935,177
Rigel Pharmaceuticals, Inc. (a)(b)	2,190,082	8,322,312
Rubius Therapeutics, Inc. (a)(b)	1,129,488	24,532,479
Sage Therapeutics, Inc. (a)	400,418	18,503,316
Sana Biotechnology, Inc. (b)	21,285	510,627
Sarepta Therapeutics, Inc. (a)	36,994	2,889,971
Scholar Rock Holding Corp. (a)(b)	175,291	6,929,253
Seagen, Inc. (a)	16,752	2,807,635
Seres Therapeutics, Inc. (a)(b)	1,186,878	7,607,888
Shattuck Labs, Inc.	207,021	4,374,354
Sigilon Therapeutics, Inc. (b)	64,569	383,540
Silverback Therapeutics, Inc. (b)	287,553	6,326,166
Silverback Therapeutics, Inc. (c)	30,816	677,952
Springworks Therapeutics, Inc. (a)	339,217	25,475,197
Spruce Biosciences, Inc.	26,180	200,801
Stoke Therapeutics, Inc. (a)	2,152	56,339
Synlogic, Inc. (a)	331,733	889,044
Syros Pharmaceuticals, Inc. (a)	380,784	2,018,155
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	9,546	3,211
Tango Therapeutics, Inc. (d)	210,485	2,205,041
Taysha Gene Therapies, Inc.	224,374	4,460,555
Tenaya Therapeutics, Inc. (a)	65,473	1,325,828
TG Therapeutics, Inc. (a)	304,113	8,232,339
Turning Point Therapeutics, Inc. (a)	18,110	1,394,832
Twist Bioscience Corp. (a)	21,368	2,419,071
Ultragenyx Pharmaceutical, Inc. (a)	18,478	1,779,247
uniQure B.V. (a)	196,194	5,689,626
UNITY Biotechnology, Inc. (a)(b)	334,555	1,070,576
Vaxcyte, Inc. (a)	250,924	6,581,737
Vera Therapeutics, Inc. (a)	52,476	773,496
Vera Therapeutics, Inc.	52,917	740,997
Vertex Pharmaceuticals, Inc. (a)	29,772	5,963,034
Verve Therapeutics, Inc.	69,193	4,840,742
Vor Biopharma, Inc. (a)	95,595	1,404,291
Xencor, Inc. (a)	216,608	7,336,513
Yumanity Therapeutics, Inc. (d)	19,318	208,634
Zai Lab Ltd. ADR (a)	145,200	20,981,400
Zentalis Pharmaceuticals, Inc. (a)	91,210	6,219,610
		1,257,467,199
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	77,085	9,741,231
Danaher Corp.	154,252	50,002,328
DexCom, Inc. (a)	88,404	46,802,846
Figs, Inc. Class A (a)(b)	17,498	717,593
Insulet Corp. (a)	334,834	99,716,914
Intuitive Surgical, Inc. (a)	58,017	61,124,391
Novocure Ltd. (a)	642,646	86,249,520
Outset Medical, Inc.	229,605	11,317,230
Penumbra, Inc. (a)	74,176	20,394,691
Presbia PLC (a)(e)	96,997	1,940
Shockwave Medical, Inc. (a)	221,269	47,398,032
Sight Sciences, Inc.	18,443	523,597
Treace Medical Concepts, Inc. (a)(b)	50,455	1,273,989
		435,264,302
Health Care Providers & Services - 0.8%
1Life Healthcare, Inc. (a)	264,011	6,470,910
Alignment Healthcare, Inc. (a)	133,404	2,357,249
Alignment Healthcare, Inc.	140,694	2,361,760
Centene Corp. (a)	211,255	13,304,840
Guardant Health, Inc. (a)	54,025	6,875,762
Humana, Inc.	30,504	12,366,932
LifeStance Health Group, Inc.	125,360	1,862,850
Oak Street Health, Inc. (a)	333,329	15,576,464
Privia Health Group, Inc. (a)(b)	50,093	1,493,272
Progyny, Inc. (a)	65,762	3,674,123
Signify Health, Inc. (b)	31,881	828,587
UnitedHealth Group, Inc.	85,429	35,561,530
		102,734,279
Health Care Technology - 0.0%
Doximity, Inc.	22,261	2,048,012
Sema4 Holdings Corp. (d)	99,400	944,300
Teladoc Health, Inc. (a)	3,144	454,056
		3,446,368
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	696,959	122,609,027
23andMe Holding Co. (d)	145,500	1,251,300
AbCellera Biologics, Inc. (b)	8,006	134,341
Absci Corp.	396,739	7,450,758
Absci Corp.	146,495	2,476,058
Akoya Biosciences, Inc. (a)	31,907	509,555
Berkeley Lights, Inc. (a)	842	29,942
Bruker Corp.	49,958	4,411,791
Nanostring Technologies, Inc. (a)	80,454	4,682,423
Olink Holding AB ADR (a)	223,766	7,162,750
Sartorius Stedim Biotech	5,419	3,286,262
Seer, Inc.	284,451	11,372,351
Seer, Inc. Class A (d)	60,937	2,436,261
Thermo Fisher Scientific, Inc.	37,915	21,040,929
WuXi AppTec Co. Ltd. (H Shares) (c)	271,956	5,419,923
Wuxi Biologics (Cayman), Inc. (a)(c)	1,974,257	30,565,363
		224,839,034
Pharmaceuticals - 0.9%
4D Pharma PLC (a)(b)	842,411	1,021,522
Adimab LLC (d)(e)(f)	196,899	10,605,059
Arvinas Holding Co. LLC (a)	45,140	3,891,519
Atea Pharmaceuticals, Inc. (b)	895,493	26,614,052
Bristol-Myers Squibb Co.	110,424	7,382,949
Cyteir Therapeutics, Inc.	38,950	743,166
Dragonfly Therapeutics, Inc. (a)(d)(e)	31,376	867,546
Fulcrum Therapeutics, Inc. (a)(b)	292,033	8,673,380
GH Research PLC	64,408	1,408,603
Hansoh Pharmaceutical Group Co. Ltd. (c)	410,985	1,122,917
Harmony Biosciences Holdings, Inc. (a)	311,615	10,560,632
Ikena Oncology, Inc. (a)	42,614	548,442
Intra-Cellular Therapies, Inc. (a)	767,292	25,474,094
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	6,216	43,488
Kaleido Biosciences, Inc. (a)(b)	551,728	3,387,610
Longboard Pharmaceuticals, Inc. (a)	21,315	199,935
Nektar Therapeutics (a)	411,698	6,373,085
Nuvation Bio, Inc. (a)(b)	578,104	5,335,900
Nuvation Bio, Inc. (d)	312,840	2,887,513
OptiNose, Inc. (a)(b)	409,312	1,191,098
Pharvaris BV	33,121	670,369
Pliant Therapeutics, Inc. (a)	97,539	1,779,111
Sienna Biopharmaceuticals, Inc. (a)	264,751	2,065
Skyhawk Therapeutics, Inc. (d)(e)	127,580	2,094,864
Theravance Biopharma, Inc. (a)	270,591	2,245,905
UCB SA	33,927	3,880,946
		129,005,770

TOTAL HEALTH CARE		2,152,756,952

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	3,900	1,637,961
The Boeing Co. (a)	29,680	6,514,760
		8,152,721
Air Freight & Logistics - 0.2%
FedEx Corp.	17,155	4,557,912
United Parcel Service, Inc. Class B	84,384	16,508,042
		21,065,954
Airlines - 1.3%
Delta Air Lines, Inc. (a)	785,139	31,751,021
Frontier Group Holdings, Inc. (a)(b)	164,680	2,524,544
JetBlue Airways Corp. (a)	1,769,841	26,777,694
Ryanair Holdings PLC sponsored ADR (a)	53,501	5,762,058
Southwest Airlines Co. (a)	1,016,447	50,598,732
Spirit Airlines, Inc. (a)(b)	372,221	9,130,581
United Airlines Holdings, Inc. (a)	327,712	15,241,885
Wheels Up Experience, Inc. (d)	961,536	6,336,522
Wheels Up Experience, Inc. Class A (a)(b)	57,624	379,742
Wizz Air Holdings PLC (a)(c)	569,394	38,045,603
		186,548,382
Building Products - 0.2%
Resideo Technologies, Inc. (a)	117,594	3,791,231
The AZEK Co., Inc. (a)	95,321	4,050,189
Trane Technologies PLC	82,358	16,348,063
		24,189,483
Construction & Engineering - 0.2%
MasTec, Inc. (a)	344,599	31,510,133
Electrical Equipment - 0.4%
AMETEK, Inc.	39,696	5,397,465
Eaton Corp. PLC	46,897	7,895,579
Emerson Electric Co.	98,957	10,439,964
Generac Holdings, Inc. (a)	39,924	17,445,990
Rockwell Automation, Inc.	28,335	9,221,626
		50,400,624
Industrial Conglomerates - 0.4%
3M Co.	137,377	26,752,797
Honeywell International, Inc.	133,711	31,008,918
		57,761,715
Machinery - 0.5%
Caterpillar, Inc.	72,426	15,272,471
Deere & Co.	47,832	18,081,931
Hyzon Motors, Inc. Class A (a)	146,900	1,385,267
Illinois Tool Works, Inc.	52,069	12,124,787
Ingersoll Rand, Inc. (a)	59,896	3,175,686
Xylem, Inc. (b)	188,363	25,675,761
		75,715,903
Professional Services - 0.0%
CoStar Group, Inc. (a)	12,990	1,100,773
LegalZoom.com, Inc.	55,109	1,886,381
		2,987,154
Road & Rail - 1.5%
Avis Budget Group, Inc. (a)(b)	759,252	68,902,119
CSX Corp.	285,877	9,299,579
Kansas City Southern	35,282	9,902,599
Lyft, Inc. (a)	549,205	26,147,650
Uber Technologies, Inc. (a)	1,183,445	46,320,037
Union Pacific Corp.	206,573	44,793,289
		205,365,273

TOTAL INDUSTRIALS		663,697,342

INFORMATION TECHNOLOGY - 39.9%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	24,892	9,198,341
Ciena Corp. (a)	612,057	34,966,816
Infinera Corp. (a)(b)	3,024,436	25,616,973
Lumentum Holdings, Inc. (a)	77,860	6,745,790
		76,527,920
Electronic Equipment & Components - 0.3%
908 Devices, Inc. (b)	30,537	1,099,332
Arlo Technologies, Inc. (a)	183,516	1,137,799
II-VI, Inc. (a)(b)	236,527	14,896,470
TE Connectivity Ltd.	2,741	411,753
Trimble, Inc. (a)	191,686	18,060,655
Vontier Corp.	18,595	676,300
		36,282,309
IT Services - 6.3%
Accenture PLC Class A	27,937	9,402,477
Actua Corp. (a)(e)	209,594	10,480
IBM Corp.	3,521	494,137
Marqeta, Inc. Class A	32,606	946,878
MasterCard, Inc. Class A	292,822	101,383,761
MongoDB, Inc. Class A (a)	3,424	1,341,626
Nuvei Corp. (a)(c)	29,757	3,779,139
Okta, Inc. (a)	56,658	14,935,049
PayPal Holdings, Inc. (a)	766,521	221,263,952
Shopify, Inc. Class A (a)	192,964	294,663,744
Snowflake Computing, Inc.	76,211	23,194,818
Square, Inc. (a)	240,791	64,548,843
Twilio, Inc. Class A (a)	13,746	4,906,772
Visa, Inc. Class A	517,216	118,494,186
Wix.com Ltd. (a)	36,025	8,000,432
Worldline SA (a)(c)	60,834	5,406,625
		872,772,919
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices, Inc. (a)	883,681	97,841,160
Applied Materials, Inc.	394,538	53,313,920
ASML Holding NV	72,003	59,981,379
Broadcom, Inc.	25,129	12,494,390
Cirrus Logic, Inc. (a)	323,621	27,077,369
Cree, Inc. (a)(b)	66,823	5,678,619
Enphase Energy, Inc. (a)	31,353	5,446,957
First Solar, Inc. (a)	76,767	7,216,098
Intel Corp.	107,618	5,817,829
KLA Corp.	57,844	19,664,646
Lam Research Corp.	6,760	4,088,583
Marvell Technology, Inc.	587,309	35,937,438
Micron Technology, Inc.	49,585	3,654,415
NVIDIA Corp.	5,398,464	1,208,446,157
ON Semiconductor Corp. (a)	8,400	372,624
Qualcomm, Inc.	191,104	28,033,046
Silicon Laboratories, Inc. (a)	583,528	91,975,683
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	244,324	29,076,999
Teradyne, Inc.	58,113	7,057,243
Texas Instruments, Inc.	111,768	21,337,629
Xilinx, Inc.	39,961	6,217,532
		1,730,729,716
Software - 13.1%
Adobe, Inc. (a)	189,180	125,558,766
Atlassian Corp. PLC (a)	18,591	6,824,012
Autodesk, Inc. (a)	102,581	31,809,342
Avalara, Inc. (a)	35,930	6,456,621
Black Knight, Inc. (a)	84,773	6,414,773
CCC Intelligent Solutions Holdings, Inc. (d)	81,735	900,720
Clear Secure, Inc.	2,089	97,076
Cloudflare, Inc. (a)	1,192,648	144,000,320
Confluent, Inc.	33,080	1,849,503
Couchbase, Inc.	40,933	2,056,065
Coupa Software, Inc. (a)	17,720	4,338,033
Crowdstrike Holdings, Inc. (a)	52,244	14,680,564
Datadog, Inc. Class A (a)	18,273	2,518,019
DocuSign, Inc. (a)	42,593	12,617,750
DoubleVerify Holdings, Inc. (a)	31,381	1,140,072
Elastic NV (a)	24,999	3,988,590
Epic Games, Inc. (a)(d)(e)	5,000	4,425,000
HubSpot, Inc. (a)	77,305	52,912,953
Intuit, Inc.	89,285	50,545,131
Lightspeed Commerce, Inc. (b)	72,555	8,066,665
LivePerson, Inc. (a)	175,780	11,267,498
Matterport, Inc. (d)	79,900	1,287,189
Microsoft Corp.	2,278,271	687,764,449
Monday.com Ltd.	4,891	1,855,450
Nutanix, Inc. Class A (a)	2,584,861	95,407,220
Oracle Corp.	366,909	32,702,599
Paycom Software, Inc. (a)	13,475	6,587,928
Paycor HCM, Inc.	19,554	722,520
Paylocity Holding Corp. (a)	19,823	5,336,352
Procore Technologies, Inc. (a)(b)	12,696	1,151,527
RingCentral, Inc. (a)	6,473	1,632,879
Riskified Ltd. (a)(b)	105,358	3,397,796
Riskified Ltd.:
Class A	34,525	1,002,088
Class B	69,050	2,004,176
Salesforce.com, Inc. (a)	1,366,041	362,369,696
SentinelOne, Inc.	59,460	3,801,278
ServiceNow, Inc. (a)	56,287	36,228,565
Stripe, Inc. Class B (a)(d)(e)	38,500	1,544,813
Taboola.com Ltd. (d)	500,000	4,270,250
The Trade Desk, Inc. (a)	184,789	14,792,359
Tuya, Inc. ADR (a)	38,425	400,773
UiPath, Inc. Class A (a)(b)	65,182	4,119,502
WalkMe Ltd.	22,418	621,875
Workday, Inc. Class A (a)	22,805	6,229,414
Zendesk, Inc. (a)	191,651	23,688,064
Zoom Video Communications, Inc. Class A (a)	82,400	23,854,800
Zscaler, Inc. (a)	69,811	19,431,194
		1,834,672,229
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	6,359,996	965,638,193
Pure Storage, Inc. Class A (a)	1,861,216	48,075,209
Samsung Electronics Co. Ltd.	102,855	6,807,269
		1,020,520,671

TOTAL INFORMATION TECHNOLOGY		5,571,505,764

MATERIALS - 0.9%
Chemicals - 0.4%
Albemarle Corp. U.S.	31,098	7,362,141
Corteva, Inc.	647,814	28,484,382
DuPont de Nemours, Inc.	200,853	14,867,139
The Mosaic Co.	110,539	3,557,145
		54,270,807
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA (d)	83,955	899,158
Ardagh Metal Packaging SA (a)	13,295	142,389
Sealed Air Corp.	58,043	3,542,364
		4,583,911
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	602,437	12,109,382
Freeport-McMoRan, Inc.	1,004,154	36,541,164
Newmont Corp.	105,093	6,094,343
Rio Tinto PLC sponsored ADR (b)	104,931	7,877,170
		62,622,059

TOTAL MATERIALS		121,476,777

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	74,070	21,641,032
Simon Property Group, Inc.	131,896	17,733,417
		39,374,449
Real Estate Management & Development - 0.0%
Compass, Inc. (a)(b)	31,023	493,576

TOTAL REAL ESTATE		39,868,025

TOTAL COMMON STOCKS
(Cost $8,968,873,285)		13,736,926,298

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series D (a)(d)	574,100	835,011
Series E3 (d)	767,218	1,115,896
		1,950,907
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.3%
Bird Rides, Inc. (d)	499,751	3,748,572
Bird Rides, Inc. Series D (d)	4,500	33,754
Rad Power Bikes, Inc.:
Series A (d)(e)	22,348	107,803
Series C (d)(e)	87,936	424,189
Rivian Automotive, Inc.:
Series E (a)(d)(e)	338,639	20,118,543
Series F (d)(e)	222,207	13,201,318
		37,634,179
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G (d)(e)	19,907	7,733,670
Series H (d)(e)	20,720	8,049,513
Instacart, Inc.:
Series H (d)(e)	12,458	1,557,250
Series I (d)(e)	6,009	751,125
Reddit, Inc.:
Series E (d)(e)	4,501	278,137
Series F (d)(e)	88,486	5,467,939
		23,837,634
Specialty Retail - 0.0%
Fanatics, Inc.:
Series E (d)(e)	83,710	2,918,968
Series F (d)(e)	74,688	2,604,371
		5,523,339
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series D (a)(d)(e)	19,989	232,472
Series Seed (a)(d)(e)	26,124	303,822
Freenome, Inc. Series C (d)(e)	141,369	1,285,044
Laronde, Inc. Series B (d)(e)	81,282	2,275,896
		4,097,234
TOTAL CONSUMER DISCRETIONARY		71,092,386
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	145,007	5,536,367
Sweetgreen, Inc.:
Series C (a)(d)(e)	54	710
Series D (a)(d)(e)	862	11,335
Series I (a)(d)(e)	2,032	26,721
Series J (d)(e)	130,426	1,715,102
		7,290,235
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (d)(e)	27,155	1,636,070
TOTAL CONSUMER STAPLES		8,926,305
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series C (d)(e)	109,967	1,176,647
Sonder Holdings, Inc. Series E (a)(d)	168,483	2,401,894
		3,578,541
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Ankyra Therapeutics Series B (d)(e)	329,325	1,854,693
Bright Peak Therapeutics AG Series B (d)(e)	282,257	1,102,496
Caris Life Sciences, Inc. Series D (d)(e)	258,638	2,094,968
Deep Genomics, Inc. Series C (d)(e)	155,443	2,254,110
Element Biosciences, Inc.:
Series B (a)(d)(e)	125,057	2,570,797
Series C (d)(e)	114,255	2,348,740
ElevateBio LLC Series C (d)(e)	247,600	1,038,682
EQRx, Inc. Series B (d)	1,029,769	5,188,800
Inscripta, Inc.:
Series D (d)(e)	277,957	2,454,360
Series E (d)(e)	215,182	1,900,057
National Resilience, Inc.:
Series B (d)(e)	182,315	8,096,609
Series C (d)(e)	74,748	3,319,559
Sonoma Biotherapeutics, Inc.:
Series B (d)(e)	587,934	1,364,007
Series B1 (d)(e)	313,559	727,457
T-Knife Therapeutics, Inc. Series B (d)(e)	241,456	1,392,911
Treeline Biosciences Series A (d)(e)	242,200	1,895,821
		39,604,067
Health Care Equipment & Supplies - 0.1%
Kardium, Inc. Series D6 (d)(e)	1,087,032	1,104,251
Procept Biorobotics Corp. Series G (d)(e)	520,784	2,095,374
		3,199,625
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	756,226	1,020,905
Conformal Medical, Inc. Series C (a)(d)(e)	140,186	709,341
Scorpion Therapeutics, Inc. Series B (d)(e)	260,848	631,103
		2,361,349
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	26,096	999,234
PrognomIQ, Inc.:
Series A5 (d)(e)	37,950	126,753
Series B (d)(e)	196,968	657,873
Wugen, Inc. Series B (d)(e)	121,894	945,276
		2,729,136
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(e)	582	381,321
TOTAL HEALTH CARE		48,275,498
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (d)(e)	19,900	8,357,801
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	10,545	772,632
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	4,860	2,375,338
TOTAL INDUSTRIALS		11,505,771
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	122,201	977,119
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	754,820	836,857
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)	49,039	5,087,306
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(e)	372,400	1,251,934
SiMa.ai Series B (d)(e)	299,482	1,535,564
Tenstorrent, Inc. Series C1 (d)(e)	16,900	1,004,778
		3,792,276
Software - 0.1%
Databricks, Inc.:
Series G (d)(e)	12,605	2,778,797
Series H (d)(e)	18,695	4,121,358
Evozyne LLC Series A (d)(e)	78,000	1,752,660
Nuvia, Inc. Series B (d)	212,200	173,414
Stripe, Inc. Series H (d)(e)	14,400	577,800
		9,404,029
TOTAL INFORMATION TECHNOLOGY		20,097,587
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	301,038	7,224,912
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	20,469	970,302

TOTAL CONVERTIBLE PREFERRED STOCKS		173,622,209

Nonconvertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (d)	2,971,163	4,321,467
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(d)(e)	6,592	604,631

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,926,098

TOTAL PREFERRED STOCKS
(Cost $136,971,219)		178,548,307
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	310,600	310,600
4% 6/12/27 (d)(e)	82,200	82,200
Rivian Automotive, Inc. 0% (d)(e)(g)	10,390,836	10,390,836
		10,783,636
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(g)	1,437,000	1,437,000
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(g)	1,561,474	1,561,474
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0% (d)(e)(g)	215,100	215,100
TOTAL CONVERTIBLE BONDS
(Cost $13,997,210)		13,997,210

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(e)(g)	2,073,500	2,073,500
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(g)	1,541,987	1,541,987
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	321,369	321,369
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)	940,000	940,000

TOTAL INFORMATION TECHNOLOGY		1,261,369

TOTAL PREFERRED SECURITIES
(Cost $4,876,856)		4,876,856
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (h)	16,270,191	16,273,445
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	253,777,100	253,802,478
TOTAL MONEY MARKET FUNDS
(Cost $270,075,923)		270,075,923
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $9,394,794,493)		14,204,424,594
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(244,722,532)
NET ASSETS - 100%		$13,959,702,062

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,468,759 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $290,010,579 or 2.1% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe Holding Co.	2/3/21	$1,455,000
Adimab LLC	1/19/21	$10,000,008
Aledade, Inc. Series B1	5/7/21	$999,234
Allbirds, Inc. Series D	12/23/19	$257,574
Allbirds, Inc. Series Seed	1/23/20	$257,583
Ankyra Therapeutics Series B	8/26/21	$1,854,693
AppHarvest, Inc.	1/29/21	$1,365,180
Ardagh Metal Packaging SA	2/22/21	$839,550
Arrival SA	3/24/21	$2,602,420
Astera Labs, Inc. Series C	8/24/21	$1,251,934
Beta Technologies, Inc. Series A	4/9/21	$772,632
Bird Rides, Inc.	2/12/21 - 4/20/21	$2,583,262
Bird Rides, Inc. Series D	9/30/19	$58,130
Blink Health, Inc. Series A1	12/30/20	$1,786,125
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$5,535,788
Boundless Bio, Inc. Series B	4/23/21	$1,020,905
Bowery Farming, Inc. Series C1	5/18/21	$1,636,070
Bright Peak Therapeutics AG Series B	5/14/21	$1,102,496
ByteDance Ltd. Series E1	11/18/20	$5,373,408
Caris Life Sciences, Inc. Series D	5/11/21	$2,094,968
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$239,697
Castle Creek Pharmaceutical Holdings, Inc. 0%	6/28/21	$215,100
Cazoo Group Ltd.	3/28/21	$1,169,150
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$817,350
Cibus Corp. Series E	6/23/21	$3,635,588
Cipher Mining, Inc.	3/4/21	$1,856,050
Circle Internet Financial Ltd. 0%	5/11/21	$2,073,500
Conformal Medical, Inc. Series C	7/24/20	$514,071
Databricks, Inc. Series G	2/1/21	$2,235,722
Databricks, Inc. Series H	8/31/21	$4,121,358
Deep Genomics, Inc. Series C	7/21/21	$2,254,110
Delhivery Pvt Ltd. Series H	5/20/21	$2,372,281
Diamond Foundry, Inc. Series C	3/15/21	$7,224,912
Dragonfly Therapeutics, Inc.	12/19/19	$830,209
Element Biosciences, Inc. Series B	12/13/19	$655,374
Element Biosciences, Inc. Series C	6/21/21	$2,348,706
ElevateBio LLC Series C	3/9/21	$1,038,682
Enevate Corp. Series E	1/29/21	$836,858
Enevate Corp. 0% 1/29/23	1/29/21	$321,369
Epic Games, Inc.	7/13/20 - 7/30/20	$2,875,000
EQRx, Inc. Series B	11/19/20	$2,823,524
Evozyne LLC Series A	4/9/21	$1,752,660
Fanatics, Inc. Series E	8/13/20	$1,447,346
Fanatics, Inc. Series F	3/22/21	$2,604,371
Freenome, Inc. Series C	8/14/20	$934,916
Gemini Therapeutics, Inc.	2/5/21	$963,630
GoBrands, Inc. Series G	3/2/21	$4,971,122
GoBrands, Inc. Series H	7/22/21	$8,049,525
Inscripta, Inc. Series D	11/13/20	$1,270,263
Inscripta, Inc. Series E	3/30/21	$1,900,057
Instacart, Inc. Series H	11/13/20	$747,480
Instacart, Inc. Series I	2/26/21	$751,125
Kardium, Inc. Series D6	12/30/20	$1,104,251
Kardium, Inc. 0%	12/30/20	$1,541,987
Laronde, Inc. Series B	8/13/21	$2,275,896
Lucid Motors, Inc.	2/22/21	$7,174,500
Matterport, Inc.	2/8/21	$799,000
National Resilience, Inc. Series B	12/1/20	$2,490,423
National Resilience, Inc. Series C	6/28/21	$3,319,559
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$82,200
Nuvation Bio, Inc.	2/10/21	$3,128,400
Nuvia, Inc. Series B	3/16/21	$173,413
On Holding AG	2/6/20	$1,166,429
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,176,647
Procept Biorobotics Corp. Series G	6/10/21	$2,095,374
PrognomIQ, Inc. Series A5	8/20/20	$22,922
PrognomIQ, Inc. Series B	9/11/20	$450,094
Rad Power Bikes, Inc.	1/21/21	$826,883
Rad Power Bikes, Inc. Series A	1/21/21	$107,803
Rad Power Bikes, Inc. Series C	1/21/21	$424,189
Reddit, Inc. Series E	5/18/21	$191,176
Reddit, Inc. Series F	8/11/21	$5,467,939
Redwood Materials Series C	5/28/21	$970,302
Rivian Automotive, Inc. Series E	7/10/20	$5,245,518
Rivian Automotive, Inc. Series F	1/19/21	$8,188,328
Rivian Automotive, Inc. 0%	7/23/21	$10,390,836
Scorpion Therapeutics, Inc. Series B	1/8/21	$631,103
Seer, Inc. Class A	12/8/20	$1,157,803
Sema4 Holdings Corp.	2/9/21	$994,000
SiMa.ai Series B	5/10/21	$1,535,564
Skyhawk Therapeutics, Inc.	5/21/21	$2,094,864
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,814,040
Sonder Holdings, Inc. 0%	3/18/21	$1,561,474
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$1,161,934
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$929,546
Space Exploration Technologies Corp. Class A	2/16/21	$1,637,961
Space Exploration Technologies Corp. Series N	8/4/20	$5,373,000
Starry, Inc. Series D	7/30/20	$820,963
Starry, Inc. Series E1	9/4/20	$4,179,036
Starry, Inc. Series E3	3/31/21	$1,288,926
Stripe, Inc. Class B	5/18/21	$1,544,943
Stripe, Inc. Series H	3/15/21	$577,800
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$923
Sweetgreen, Inc. Series D	9/13/19	$14,740
Sweetgreen, Inc. Series I	9/13/19	$34,747
Sweetgreen, Inc. Series J	1/21/21	$2,230,285
T-Knife Therapeutics, Inc. Series B	6/30/21	$1,392,911
Taboola.com Ltd.	1/25/21	$5,000,000
Tango Therapeutics, Inc.	4/13/21	$2,104,850
Tenstorrent, Inc. Series C1	4/23/21	$1,004,778
Tenstorrent, Inc. 0%	4/23/21	$940,000
The Beachbody Co., Inc.	2/9/21	$1,276,580
The Beauty Health Co.	12/8/20	$4,286,430
The Real Good Food Co. LLC 1%	5/7/21	$1,437,000
Treeline Biosciences Series A	7/30/21	$1,895,821
Volta, Inc.	2/7/21	$1,067,160
Waymo LLC Series A2	5/8/20	$566,037
Wheels Up Experience, Inc.	2/1/21	$9,615,360
Wugen, Inc. Series B	7/9/21	$945,276
Xsight Labs Ltd. Series D	2/16/21	$977,119
Yumanity Therapeutics, Inc.	12/22/20	$444,314
Zomato Ltd.	12/9/20 - 2/10/21	$3,169,182

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$60,103,163	$1,607,133,961	$1,650,963,417	$22,524	$(262)	$--	$16,273,445	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	114,037,666	1,227,446,651	1,087,681,839	900,401	--	--	253,802,478	0.8%
Total	$174,140,829	$2,834,580,612	$2,738,645,256	$922,925	$(262)	$--	$270,075,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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